SUBSEQUENT EVENTS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)													1 Months Ended		12 Months Ended
	Oct. 11, 2024	Oct. 10, 2024	Sep. 12, 2024	Aug. 10, 2024	Aug. 08, 2024	Aug. 07, 2024	Jul. 12, 2024	Jan. 11, 2024	Jan. 08, 2024	Aug. 04, 2023	Jan. 18, 2023	Jan. 13, 2022	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Jan. 13, 2025	Jun. 30, 2024	Feb. 12, 2024	Dec. 31, 2023	Jun. 12, 2023	Jun. 09, 2023
Subsequent Event [Line Items]
Extension loans																			$ 2,903,628
Public shares redeem									2,804,919					4,227,461
Share price per share									$ 11.23			$ 10.10
Aggregate amount									$ 31,200,000
Common stock shares outstanding															2,990,897		2,990,897		2,990,897
Shares redeem for cash												101,000,000
Trust Account [Member]
Subsequent Event [Line Items]
Share price per share																	$ 10.10		$ 10.10
Deposits									$ 60,000				$ 150,000
Shares redeem for cash													1,409,026
Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares outstanding									1,717,663
Earnout purchaser shares issuable															451,130
Investment Management Trust Agreement [Member]
Subsequent Event [Line Items]
Extension loans																				$ 60,000
Business Combination Agreement [Member]
Subsequent Event [Line Items]
Share price per share											$ 10.00	$ 0.0625									$ 0.0625
Shares redeem for cash											7,000,000
Business Combination Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares redeem for cash										9,000,000
Business Combination Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares redeem for cash										7,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Extension loans									$ 150,000							$ 60,000
Public shares redeem									2,804,919
Share price per share									$ 11.23
Aggregate amount									$ 31,500,000
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Share price per share			$ 0.035	$ 0.035			$ 0.035
Deposits								$ 60,000	$ 60,000									$ 60,000
Deposit amount			$ 60,000	$ 60,000			$ 60,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares outstanding									1,717,663
Subsequent Event [Member] | Business Combination Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Decrease in sale of stock, number of shares issued in consideration								7,000,000
Increase in sale of stock, number of shares issued in consideration								2,700,000
Subsequent Event [Member] | Business Combination Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Decrease in sale of stock, number of shares issued in consideration								4,800,000
Increase in sale of stock, number of shares issued in consideration								2,000,000
Subsequent Event [Member] | Business Combination Agreement Amendment Number Five [Member]
Subsequent Event [Line Items]
Shares redeem for cash					7,500,000	4,000,000
Earnout purchaser shares issuable					500,000
Subsequent Event [Member] | Business Combination Agreement Amendment Number Six [Member]
Subsequent Event [Line Items]
Shares redeem for cash	4,000,000	7,500,000
Earnout purchaser shares issuable	800,000